Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103-7018
Telephone (215) 564-8000

Fax (215) 564-8120

Brian Crowell

bcrowell@stradley.com

(215) 564-8082

1933 Act Rule 497(e)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

March 21, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)
File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Items 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the revised prospectus dated February 28, 2018 for the Emerging Markets Sustainability Core 1 Portfolio, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 7, 2018 (Accession No. 0001137439-18-000042) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Brian Crowell
Brian Crowell